ACQUISITIONS (Details 2) - Metro Medical Management Services, Inc. [Member]	12 Months Ended
Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Cash paid on date of acquisition	$ 275,000
Promissory note payable to Metro Medical	1,225,000
Total purchase consideration	$ 1,500,000